Revenue (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Revenue

	Years Ended December 31

(in thousands)	2023		2022

Sales

Gold credit sales	$644,131	63%	$529,698	50%
Silver

Silver credit sales	$257,041	25%	$400,372	38%

Concentrate sales	81,553	9%	70,631	6%

Total silver sales	$338,594	34%	$471,003	44%

Palladium credit sales	$18,496	2%	$32,160	3%

Cobalt sales	$14,824	1%	$32,192	3%

Total sales revenue	$1,016,045	100%	$1,065,053	100%